RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
CNOOC Group [member]
Disclosure of transactions between related parties [line items]
Schedule of provision of exploration, oil and gas development, oil and gas production as well as marketing, management and ancillary services by the CNOOC Group to the Group

	2017	2018	2019
	(restated)	(restated)

Provision of exploration and support services	5,912	7,378	10,284
- Inclusive of amounts capitalized under property, plant and equipment	3,392	3,803	6,369
Provision of oil and gas development and support services	16,401	24,061	31,723
Provision of oil and gas production and support services (note a)	8,951	9,284	9,414
Provision of marketing, management and ancillary services (note b)	1,434	1,460	1,261
FPSO vessel leases (note c)*	1,383	1,213	1,236
	34,081	43,396	53,918

*	For the right-of-use assets recognized during this period from the lease agreements with CNOOC Group please refer to note 15.

Schedule of sales of petroleum and natural gas products by the Group to the CNOOC Group

	2017	2018	2019
	(restated)	(restated)

Sales of petroleum and natural gas products (other than long-term sales of natural gas and liquefied natural gas) (note d)	109,518	131,730	132,222
Long term sales of natural gas and liquefied natural gas (note e)	10,108	15,461	15,425
	119,626	147,191	147,647

Schedule of a summary of significant related party transactions and the balances arising from related party transactions
	2018	2019
	(restated)

Amount due to CNOOC
- included in other payables and accrued liabilities	147	3
Amount due to other related parties
- included in trade and accrued payables	19,628	20,318
- included in lease liabilities	-	5,327
	19,775	25,648

Borrowings from CNOOC (note g)	4,760	-

Amounts due from other related parties
– included in trade receivables	14,057	14,788
– included in other current assets	1,153	512
	15,210	15,300

CNOOC Finance Corporation Limited [member]
Disclosure of transactions between related parties [line items]
Schedule of interest income received by the Group

	2017	2018	2019

Interest income from deposits in CNOOC Finance	360	391	333

Schedule of deposits balances made by the Group

	2018	2019

Deposits in CNOOC Finance	23,052	23,380

A joint venture [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions

	2018	2019

Amount due from a joint venture
– included in other current assets	137	77

State-owned enterprises [member]
Disclosure of transactions between related parties [line items]
Schedule of a summary of significant related party transactions and the balances arising from related party transactions
	2018	2019

Cash and cash equivalents	2,688	22,129
Time deposits with maturity over three months	227	221
Specified dismantlement fund accounts (note 20)	8,100	8,860
	11,015	31,210